Condensed Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	$ (134,224)	¥ (931,922)	¥ (401,275)	¥ (328,477)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	20,528	142,526	41,518	16,835
Comprehensive loss	(113,696)	(789,396)	(359,757)	(311,642)
Comprehensive loss attributable to the Company's ordinary shareholders	(70,728)	(491,072)	(386,581)	(331,645)
Parent Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(91,256)	(633,598)	(428,099)	(348,480)
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	20,528	142,526	41,518	16,835
Comprehensive loss	(70,728)	(491,072)	(386,581)	(331,645)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (70,728)	¥ (491,072)	¥ (386,581)	¥ (331,645)